Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 24,350	$ 48,269	$ 22,985	$ 5,524	$ 101,128
Balance (in shares) at Dec. 31, 2008	25,054	5,539,056
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to the cumulative effect of adoption of EITF 06-4	0	0	358	0	358
Accretion of Series A preferred stock	126	0	(126)	0	0
Cash dividends declared on Series A preferred stock	0	0	(1,120)	0	(1,120)
Cash dividends declared on common stock	0	0	(1,440)	0	(1,440)
Restricted stock payout					0
Net earnings	0	0	2,916	0	2,916
Change in accumulated other comprehensive income, net of tax	0	0	0	(2,619)	(2,619)
Balance at Dec. 31, 2009	24,476	48,269	23,573	2,905	99,223
Balance (in shares) at Dec. 31, 2009	25,054	5,539,056
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to the cumulative effect of adoption of EITF 06-4					0
Accretion of Series A preferred stock	141	0	(141)	0	0
Cash dividends declared on Series A preferred stock	0	0	(1,253)	0	(1,253)
Cash dividends declared on common stock	0	0	(447)	0	(447)
Restricted stock payout	0	12	0	0	12
Restricted stock payout (in shares)	0	2,357
Net earnings	0	0	1,841	0	1,841
Change in accumulated other comprehensive income, net of tax	0	0	0	(2,518)	(2,518)
Balance at Dec. 31, 2010	24,617	48,281	23,573	387	96,858
Balance (in shares) at Dec. 31, 2010	25,054	5,541,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to the cumulative effect of adoption of EITF 06-4					0
Accretion of Series A preferred stock	141	0	(141)	0	0
Cash dividends declared on Series A preferred stock	0	0	(1,253)	0	(1,253)
Cash dividends declared on common stock	0	0	(443)	0	(443)
Restricted stock payout	0	17	0	0	17
Restricted stock payout (in shares)	0	2,747
Net earnings	0	0	5,159	0	5,159
Change in accumulated other comprehensive income, net of tax	0	0	0	2,689	2,689
Balance at Dec. 31, 2011	$ 24,758	$ 48,298	$ 26,895	$ 3,076	$ 103,027
Balance (in shares) at Dec. 31, 2011	25,054	5,544,160